Annual Operating Expenses - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Investor Class
	Apr. 30, 2025
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.42%

[1]	A Adjusted to reflect current fees.